MICHAEL J. FOX FOUNDATION GRANT	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Grant
5. MICHAEL J. FOX FOUNDATION GRANT

In April 2010, the Company was awarded a grant from the Michael J. Fox Foundation for Parkinson’s Research (“MJFF”). Pursuant to the MJFF grant, the Company performed research related to comparison and analysis of certain genes in rodent models of Parkinson’s disease. The grant provided for the reimbursement of expenses as incurred up to a maximum of $370,716, payable in two installments with targeted payments in April 2010 and October 2010, and it established two milestones. During the fiscal year ended December 30, 2011, the Company achieved certain milestones and received final payment and recorded revenue of $178,308.